Schedule of Investments

July 31, 2022 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Common Stock (99.5%)
Aerospace & Defense (2.0%)
Curtiss-Wright	44,700	$6,412
Huntington Ingalls Industries	26,500	5,746
L3Harris Technologies	22,800	5,471
Lockheed Martin	30,100	12,456
Textron	88,400	5,803

		35,888

Agricultural Products (0.4%)
Ingredion	76,700	6,978

Air Freight & Logistics (1.2%)
FedEx	91,530	21,335

Aircraft (0.7%)
Delta Air Lines*	179,900	5,721
JetBlue Airways*	109,300	920
United Airlines Holdings*	159,000	5,843

		12,484

Apparel Retail (0.3%)
Foot Locker	204,400	5,799

Apparel, Accessories & Luxury Goods (0.7%)
Carter’s	79,100	6,445
Hanesbrands	450,900	5,041

		11,486

Asset Management & Custody Banks (2.5%)
Ameriprise Financial	60,700	16,384
Bank of New York Mellon	338,400	14,707
State Street	170,700	12,127

		43,218

Automotive (2.9%)
American Axle &
Manufacturing Holdings*	755,300	6,730
BorgWarner	154,200	5,931
Ford Motor	979,700	14,391
General Motors*	323,600	11,734
Goodyear Tire & Rubber*	486,300	5,972
Lear	44,700	6,756

		51,514

Automotive Retail (0.4%)
Group 1 Automotive	36,000	6,369

Banks (5.4%)
Bank of America	282,600	9,555
Citizens Financial Group	320,700	12,177
Fifth Third Bancorp	273,400	9,328
First Horizon National	185,400	4,146
Huntington Bancshares	440,400	5,853
KeyCorp	515,900	9,441

LSV Value Equity Fund

	Shares	Value (000)
Banks (continued)
Popular	68,600	$5,328
Regions Financial	494,600	10,476
Wells Fargo	427,500	18,754
Zions Bancorp	186,000	10,146

		95,204

Biotechnology (3.0%)
Amgen	72,000	17,818
Biogen*	26,800	5,764
Gilead Sciences	338,900	20,248
United Therapeutics*	38,100	8,804

		52,634

Broadcasting (0.9%)
Fox	374,600	12,403
Paramount Global, Cl B	162,800	3,850

		16,253

Building & Construction (1.4%)
Owens Corning	101,000	9,367
PulteGroup	210,700	9,191
TRI Pointe Homes*	326,100	6,039

		24,597

Chemicals (2.7%)
Chemours	195,000	6,940
Dow	182,100	9,689
Eastman Chemical	91,700	8,796
Huntsman	302,300	8,755
Ingevity*	87,600	5,878
LyondellBasell Industries, Cl A	81,200	7,237

		47,295

Commercial Printing (0.2%)
Deluxe	165,400	4,158

Commercial Services (0.4%)
Western Union	366,100	6,231

Commodity Chemicals (0.2%)
Trinseo	109,300	3,910

Computer & Electronics Retail (0.6%)
Best Buy	99,400	7,653
Rent-A-Center, Cl A	120,400	2,833

		10,486

Computers & Services (3.8%)
Amdocs	120,300	10,473
DXC Technology*	207,400	6,554
eBay	159,500	7,756
Hewlett Packard Enterprise	625,500	8,907
HP	510,700	17,053
Oracle	131,600	10,244

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Computers & Services (continued)
Xerox Holdings	290,800	$4,981

		65,968

Construction & Engineering (0.4%)
EMCOR Group	53,200	6,191

Consumer Discretionary (0.2%)
Central Garden & Pet, Cl A*	101,500	4,141

Consumer Finance (0.3%)
OneMain Holdings, Cl A	146,800	5,461

Drug Retail (0.5%)
Walgreens Boots Alliance	217,700	8,625

Electric Utilities (0.6%)
NRG Energy	293,800	11,091

Electrical Components & Equipment (0.4%)
Energizer Holdings	215,000	6,349

Electrical Services (0.7%)
Vistra	447,500	11,568

Financial Services (4.9%)
Ally Financial	282,100	9,329
Capital One Financial	117,500	12,905
Citigroup	483,300	25,084
Discover Financial Services	86,100	8,696
Goldman Sachs Group	43,200	14,402
Lazard, Cl A	186,800	7,037
Navient	486,000	8,004

		85,457

Food, Beverage & Tobacco (3.5%)
Altria Group	138,200	6,061
Conagra Brands	194,600	6,657
JM Smucker	76,800	10,162
Molson Coors Beverage, Cl B	321,300	19,199
Tyson Foods, Cl A	211,500	18,614

		60,693

Forest Products (0.4%)
Louisiana-Pacific	102,200	6,503

Gas/Natural Gas (0.2%)
UGI	66,840	2,885

General Merchandise Stores (0.7%)
Big Lots	118,415	2,391
Target	55,500	9,067

		11,458

LSV Value Equity Fund

	Shares	Value (000)
Health Care Distributors (1.6%)
Cardinal Health	162,400	$9,673
McKesson	55,900	19,094

		28,767

Health Care Facilities (1.4%)
HCA Healthcare	45,800	9,729
Select Medical Holdings	245,200	7,263
Universal Health Services, Cl B	72,900	8,199

		25,191

Health Care REIT’s (0.1%)
Industrial Logistics Properties Trust	99,900	1,002

Health Care Services (2.4%)
Cigna	59,700	16,439
CVS Health	171,600	16,419
DaVita*	109,000	9,173

		42,031

Homefurnishing Retail (0.2%)
Sleep Number*	85,500	3,853

Hotel & Resort REIT’s (0.1%)
Service Properties Trust	262,429	1,716

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	74,400	12,862

Human Resource & Employment Services (0.4%)
ManpowerGroup	92,400	7,245

Industrial Machinery (1.6%)
Crane Holdings	70,400	6,965
Hillenbrand	172,500	7,969
Mueller Industries	102,200	6,881
Snap-on	30,400	6,811

		28,626

Insurance (6.4%)
Aflac	167,400	9,592
Allstate	108,000	12,633
American Equity Investment Life Holding	103,390	3,883
American Financial Group	50,300	6,724
American International Group	251,200	13,005
CNO Financial Group	278,100	5,214
Hartford Financial Services Group	192,900	12,436
Lincoln National	141,000	7,239
MetLife	226,400	14,320
MGIC Investment	484,200	6,847
Principal Financial Group	100,400	6,721

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Insurance (continued)
Prudential Financial	88,200	$8,819
Voya Financial	82,800	4,981

		112,414

Interactive Media & Services (0.3%)
Meta Platforms, Cl A*	35,680	5,677

Investment Banking & Brokerage (1.1%)
Jefferies Financial Group	223,000	7,263
Morgan Stanley	144,400	12,173

		19,436

IT Consulting & Other Services (0.8%)
International Business Machines	113,200	14,805

Leasing & Renting (0.6%)
Triton International	161,900	10,375

Machinery (2.1%)
AGCO	91,100	9,923
Allison Transmission Holdings	278,100	11,644
Cummins	70,200	15,536

		37,103

Media & Entertainment (1.1%)
AMC Networks, Cl A*	130,900	3,995
Comcast, Cl A	344,600	12,930
TEGNA	112,950	2,365

		19,290

Metal & Glass Containers (1.3%)
Berry Global Group*	152,200	8,774
O-I Glass, Cl I*	482,700	7,101
Silgan Holdings	157,600	7,013

		22,888

Mortgage REITs (0.3%)
Annaly Capital Management	844,500	5,810

Motorcycle Manufacturers (0.5%)
Harley-Davidson	229,000	8,658

Movies & Entertainment (0.2%)
Warner Bros Discovery*	281,407	4,221

Office REITs (0.8%)
Highwoods Properties	149,300	5,311
Office Properties Income Trust	132,500	2,753
Piedmont Office Realty Trust, Cl A	376,265	5,177

		13,241

LSV Value Equity Fund

	Shares	Value (000)
Oil & Gas Exploration & Production (0.7%)
APA	314,700	$11,697

Oil & Gas Refining & Marketing (0.6%)
HF Sinclair	209,400	10,014

Oil & Gas Storage & Transportation (0.3%)
Kinder Morgan	280,500	5,046

Packaged Foods & Meats (0.5%)
Kraft Heinz	243,300	8,961

Paper Packaging (1.0%)
International Paper	197,700	8,456
Westrock	217,800	9,226

		17,682

Petroleum & Fuel Products (4.4%)
ExxonMobil	375,700	36,417
Marathon Oil	556,100	13,791
Marathon Petroleum	114,200	10,468
Phillips 66	112,600	10,021
Valero Energy	57,500	6,369

		77,066

Pharmaceuticals (7.6%)
AbbVie	68,800	9,873
Bristol-Myers Squibb	395,400	29,173
Jazz Pharmaceuticals*	64,400	10,050
Merck	448,300	40,050
Organon	134,600	4,270
Pfizer	711,200	35,922
Viatris, Cl W*	517,700	5,017

		134,355

Property & Casualty Insurance (0.4%)
First American Financial	118,800	6,890

Reinsurance (0.4%)
Everest Re Group	29,600	7,736

Retail (1.9%)
Dick’s Sporting Goods	66,800	6,252
Kohl’s	147,600	4,301
Kroger	374,200	17,377
Macy’s	266,500	4,704

		32,634

Retail REIT’s (0.5%)
Simon Property Group	83,100	9,028

Semiconductors (0.4%)
Qorvo*	68,500	7,129

Semi-Conductors/Instruments (4.8%)
Amkor Technology	387,000	7,806

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Semi-Conductors/Instruments (continued)
Applied Materials	69,300	$7,344
Diodes*	85,010	6,917
Intel	846,400	30,733
Micron Technology	103,100	6,378
QUALCOMM	120,900	17,538
Vishay Intertechnology	334,500	6,911

		83,627

Specialized Consumer Services (0.6%)
H&R Block	258,100	10,314

Specialized REITs (0.3%)
Iron Mountain	106,100	5,145

Specialty Stores (0.3%)
Office Depot*	149,300	5,420

Steel & Steel Works (1.2%)
Reliance Steel & Aluminum	63,900	12,157
Steel Dynamics	116,800	9,096

		21,253

Systems Software (0.2%)
VMware, Cl A	34,300	3,986

Technology Distributors (0.8%)
Arrow Electronics*	102,200	13,099
Insight Enterprises*	6,890	644

		13,743

Technology Hardware, Storage & Peripherals (1.1%)
Dell Technologies, Cl C	186,200	8,390
Seagate Technology Holdings	138,500	11,077

		19,467

Telephones & Telecommunications (3.7%)

AT&T	1,351,940	25,389
Cisco Systems	273,800	12,422
Verizon Communications	592,000	27,345

		65,156

Thrifts & Mortgage Finance (0.4%)
Radian Group	302,800	6,774

Trucking (0.9%)
Ryder System	106,200	8,317
Werner Enterprises	172,900	7,601

		15,918

TOTAL COMMON STOCK (Cost $1,621,242)		1,746,481

LSV Value Equity Fund

	Face Amount (000)	Value (000)

Repurchase Agreement (0.4%)
South Street Securities 1.950%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $6,609 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $7,251, 0.750% -1.875%, 04/30/2026 -02/15/2032; total market value $6,740)	$6,608	$6,608

TOTAL REPURCHASE AGREEMENT (Cost $6,608)		6,608

Total Investments – 99.9% (Cost $1,627,850)		$1,753,089

Percentages are based on Net Assets of $1,754,891 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,746,481	$—	$—	$1,746,481
Repurchase Agreement	—	6,608	—	6,608

Total Investments in Securities	$1,746,481	$6,608	$—	$1,753,089

Amounts designated as “—“are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-3800

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